UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09781

PFS FUNDS
(Exact name of registrant as specified in charter)

1939 Friendship Drive, Suite C
El Cajon, CA	92020
(Address of principal executive offices)	(Zip code)

CT Corporation System
155 Federal St., Suite 700,
Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: May 31

Date of reporting period: November 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semi-Annual Report
November 30, 2012
Ticker JBVLX

JACOBS | BROEL VALUE FUND (Unaudited)

JACOBS | BROEL VALUE FUND by Sectors (as a percentage of Net Assets)

                      * Net Cash represents cash equivalents and other assets in excess of liabilities.

Availability of Quarterly Schedule of Investments
(Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC's Web site at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines
(Unaudited)

Jacobs | Broel Asset Management, LLC, the Fund’s investment advisor (“Advisor”), is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Fund’s website at www.JacobsBroelValueFund.com. It is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent period ended June 30th, is available without charge, upon request, by calling our toll free number (1-888-719-9906). This information is also available on the SEC’s website at http://www.sec.gov.

2012 Semi-Annual Report 1

Disclosure of Expenses
(Unaudited)

Shareholders of this Fund incur ongoing costs, consisting of management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. If shares are redeemed within 90 days of purchase from the Fund, the shares are subject to a 2% redemption fee. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 26, 2012 to November 30, 2012.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period." The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	June 26, 2012 to
	June 26, 2012	November 30, 2012	November 30, 2012

Actual	$1,000.00	$1,060.00	$6.24*

Hypothetical**	$1,000.00	$1,018.05	$7.08
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 158/365 (to reflect the partial period).

** The hypothetical example is calculated assuming that the Fund has been in opera-
tion for the full six-month period from June 1, 2012 to November 30, 2012. As a result, expenses shown in this row are equal to the Fund’s annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

2012 Semi-Annual Report 2

Jacobs | Broel Value Fund
		Schedule of Investments
		November 30, 2012 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Air Courier Services
262	FedEx Corporation	$23,457	2.28%
Bituminous Coal & Lignite Surface Mining
4,055	Arch Coal Inc.	27,250	2.65%
Computer Communications Equipment
1,392	Cisco Systems, Inc.	26,323	2.56%
Computer Peripheral Equipment, NEC
6,778	Xerox Corporation	46,158	4.49%
Crude Petroleum & Natural Gas
826	EnCana Corporation (Canada)	17,998	1.75%
Deep Sea Foreign Transportation Of Freight
2,339	Diana Shipping Inc. * (Greece)	17,379	1.69%
Drawing & Insulating of Nonferrous Wire
3,448	Corning Incorporated	42,169	4.10%
Electronic Computers
40	Apple Inc.	23,411	2.28%
Games, Toys & Children's Vehicles (No Dolls & Bicycles)
792	Hasbro, Inc.	30,460	2.97%
Lumber & Wood Products (No Furniture)
1,000	Louisiana-Pacific Corporation *	17,420	1.69%
Miscellaneous Electrical Machinery, Equipment & Supplies
375	Energizer Holdings, Inc.	29,910	2.91%
Motor Vehicles & Passenger Car Bodies
2,000	Ford Motor Company	22,900	2.23%
National Commercial Banks
4,750	First Niagara Financial Group, Inc.	35,815	3.48%
Newspapers: Publishing or Publishing & Printing
1,200	Gannett Co., Inc.	21,480	2.09%
Petroleum Refining
822	Valero Energy Corporation	26,518	2.58%
Pharmaceutical Preparations
403	Novartis AG **	25,006
875	Teva Pharmaceutical Industries Limited **	35,306
		60,312	5.87%
Refuse Systems
1,477	Republic Services, Inc.	42,050	4.09%
Retail - Drug Stores And Proprietary Stores
1,272	Walgreen Co.	43,134	4.20%
Retail - Grocery Stores
1,538	The Kroger Co.	40,357
1,200	Safeway Inc.	20,532
		60,889	5.93%
Semiconductors & Related Devices
3,276	Intel Corporation	64,095
2,935	Micron Technology, Inc. *	17,507
4,605	PMC-Sierra, Inc. *	23,716
		105,318	10.25%
Services - Prepackaged Software
1,209	Microsoft Corporation	32,177	3.13%

* Non-Income Producing Securities. ** ADR - American Depositary Receipt. The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report 3

Jacobs | Broel Value Fund
	Schedule of Investments
	November 30, 2012 (Unaudited)
Shares/Principal Amount	Fair Value	% of Net Assets
COMMON STOCKS
Steel Pipe & Tubes
Allegheny Technologies Incorporated	$30,212	2.94%
Surgical & Medical Instruments & Apparatus
3M Company	23,465	2.28%
Total for Common Stock (Cost $778,534)	806,205	78.44%
EXCHANGE TRADED FUNDS
SPDR S&P Bank ETF	48,681
Vanguard MSCI Emerging Markets ETF	39,284
	87,965	8.56%
Total for Exchange Traded Funds (Cost $82,463)
Total Investment Securities	894,170	87.00%
(Cost $860,997)
Other Assets In Excess of Liabilities	133,660	13.00%
	$1,027,830	100.00%

The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report 4

Jacobs | Broel Value Fund

Statement of Assets and Liabilities (Unaudited)
November 30, 2012

Assets:
Investment Securities at Fair Value	$894,170
(Cost $860,997)
Cash	133,024
Dividends Receivable	2,958
Total Assets	1,030,152
Liabilities:
Management Fees Payable	1,659
Service Fees Payable	663
Total Liabilities	2,322
Net Assets	$1,027,830

Net Assets Consist of:
Paid In Capital	$984,507
Accumulated Undistributed Net Investment Income	2,803
Accumulated Undistributed Realized Gain/(Loss) on Investments - Net	7,347
Unrealized Appreciation/(Depreciation) in Value of Investments
Based on Identified Cost - Net	33,173
Net Assets, for 96,955 Shares Outstanding	$1,027,830
(Unlimited shares authorized)
Net Asset Value and Offering Price Per Share
($1,027,830/96,955 shares)	$10.60
Redemption Price * ($10.60 x 0.98) (Note 2)	$10.39

Statement of Operations (Unaudited)
For the period June 26, 2012* through November 30, 2012

Investment Income:
Dividends and Interest (Net of foreign withholding taxes of $25)	$7,978
Total Investment Income	7,978
Expenses:
Management Fees (Note 4)	3,697
Service Fees (Note 4)	1,478
Total Expenses	5,175

Net Investment Income/(Loss)	2,803

Realized and Unrealized Gain/(Loss) on Investments:
Realized Gain/(Loss) on Investments	7,347
Net Change in Unrealized Appreciation/(Depreciation) on Investments	33,173
Net Realized and Unrealized Gain/(Loss) on Investments	40,520

Net Increase/(Decrease) in Net Assets from Operations	$43,323

* The Fund commenced operations on June 26, 2012. The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report 5

Jacobs | Broel Value Fund

Statement of Changes in Net Assets	(Unaudited)
	6/26/2012*
	to
	11/30/2012
From Operations:
Net Investment Income/(Loss)	$2,803
Net Realized Gain/(Loss) on Investments	7,347
Change in Net Unrealized Appreciation/(Depreciation)	33,173
Increase/(Decrease) in Net Assets from Operations	43,323
From Distributions to Shareholders:
Net Investment Income	-
Net Realized Gain from Security Transactions	-
Change in Net Assets from Distributions	-
From Capital Share Transactions:
Proceeds From Sale of Shares	984,507
Proceeds From Redemption Fees (Note 2)	-
Shares Issued on Reinvestment of Dividends	-
Cost of Shares Redeemed	-
Net Increase/(Decrease) from Shareholder Activity	984,507
Net Increase/(Decrease) in Net Assets	1,027,830
Net Assets at Beginning of Period	-
Net Assets at End of Period (Including Accumulated Undistributed Net
Investment Income of $2,803)	$1,027,830
Share Transactions:
Issued	96,955
Reinvested	-
Redeemed	-
Net Increase in Shares	96,955
Shares Outstanding Beginning of Period	-
Shares Outstanding End of Period	96,955

Financial Highlights	(Unaudited)
Selected data for a share outstanding throughout the period:	6/26/2012*
	to
	11/30/2012
Net Asset Value -
Beginning of Period	$10.00
Net Investment Income/(Loss) (a)	0.03
Net Gain/(Loss) on Securities (b)
(Realized and Unrealized)	0.57
Total from Investment Operations	0.60
Distributions (From Net Investment Income)	-
Distributions (From Realized Capital Gains)	-
Total Distributions	-
Proceeds from Redemption Fee (Note 2)	-
Net Asset Value -
End of Period	$10.60
Total Return (c)	6.00%	**
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$1,028
Ratio of Expenses to Average Net Assets	1.40%	***
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.75%	***
Portfolio Turnover Rate	16.40%	**

* Commencement of Operations. ** Not Annualized. *** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions.

The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report 6

NOTES TO FINANCIAL STATEMENTS
JACOBS | BROEL VALUE FUND
November 30, 2012
(Unaudited)

1.) ORGANIZATION:
Jacobs | Broel Value Fund (the "Fund") was organized as a non-diversified series of the PFS Funds (the "Trust") on June 15, 2012. The Trust was established under the laws of Massachusetts by an Agreement and Declaration of Trust dated January 13, 2000, which was amended and restated January 20, 2011. Prior to March 5, 2010, the Trust was named Wireless Fund. The Trust is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of November 30, 2012, there were nine series authorized by the Trust. The Fund commenced operations on June 26, 2012. The investment advisor to the Fund is Jacobs | Broel Asset Management, LLC (the “Advisor”). The Fund’s investment objective is to seek long-term capital appreciation.

2.) SIGNIFICANT ACCOUNTING POLICIES:
SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s initial tax return. The Fund identifies its major tax jurisdictions as U.S. Federal tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period June 26, 2012 through November 30, 2012, the Fund did not incur any interest or penalties.

SHARE VALUATION:
The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed after holding them for 90 days or less. During the period June 26, 2012 through November 30, 2012, proceeds from redemption fees amounted to $0.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

2012 Semi-Annual Report 7

Notes to Financial Statements (Unaudited) - continued

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER:
The Fund records security transactions based on the trade date. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Discounts and premiums on securities purchased are accreted and amortized over the life of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

ORGANIZATIONAL & OFFERING EXPENSES:
All costs incurred by the Fund in connection with the organization, offering and initial registration of the Fund, principally professional fees, were paid on behalf of the Fund by the Advisor and will not be borne by the Fund.

EXPENSES:
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or an appropriate basis.

3.) SECURITIES VALUATIONS:
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (including common stocks and exchange traded funds). Equity securities are carried at fair value. The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be

2012 Semi-Annual Report 8

Notes to Financial Statements (Unaudited) - continued

valued on the basis of the bid price at the close of each business day. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no standard procedure for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of November 30, 2012:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$806,205	$0	$0	$806,205
Exchange Traded Funds	87,965	$0	$0	87,965
Total	$894,170	$0	$0	$894,170

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets during the period June 26, 2012 through November 30, 2012. There were no transfers into or out of the levels during the period June 26, 2012 through November 30, 2012. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

The Fund did not invest in derivative instruments during the period June 26, 2012 through November 30, 2012.

4.) INVESTMENT ADVISORY AGREEMENT AND SERVICES AGREEMENT:
The Fund has entered into an investment advisory agreement (“Management Agreement”) with the Advisor. The Advisor manages the investment portfolio of the Fund, subject to policies adopted by the Trust's Board of Trustees. Under the Management Agreement, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. For its services the Advisor receives an investment management fee equal to 1.00% of the average daily net assets of the Fund.

Under the Services Agreement the Advisor receives an additional fee of 0.40% and is obligated to pay the operating expenses of the Fund excluding management fees, brokerage fees

2012 Semi-Annual Report 9

Notes to Financial Statements (Unaudited) - continued

and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), ADR fees, the cost of acquired funds and extraordinary expenses.

For the period June 26, 2012 through November 30, 2012, the Advisor earned management fees totaling $3,697 and service fees totaling $1,478. As a result of the management fees and services fees, as of November 30, 2012, the Fund owed the Advisor $1,659 and $663, respectively.

5.) RELATED PARTY TRANSACTIONS:
A control person, Jeffrey R. Provence, of Premier Fund Solutions, Inc. (the “Administrator”) also serves as trustee/officer of the Fund. This individual receives benefits from the Administrator resulting from administration fees paid to the Administrator by the Advisor. Mr. Ross C. Provence is the father of Mr. Jeffrey Provence.

The Trustees who are not interested persons of the Fund were each paid a total of $250 in Trustee fees plus travel and related expenses for the period June 26, 2012 through November 30, 2012 for the Fund. Under the Management Agreement, the Advisor pays these fees.

6.) CAPITAL SHARES:
The Trust is authorized to issue an unlimited number of shares of beneficial interest for the Fund. Paid in capital for the Fund at November 30, 2012 was $984,507 representing 96,955 shares outstanding.

7.) PURCHASES AND SALES OF SECURITIES:
For the period June 26, 2012 through November 30, 2012, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $946,269 and $92,618, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

8.) SECURITY TRANSACTIONS:
For Federal income tax purposes, the cost of investments owned at November 30, 2012 was $860,997. At November 30, 2012, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$64,448	($31,275)	$33,173

9.) CONTROL OWNERSHIP:
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of November 30, 2012, Peter Jacobs located at 3303 94th Avenue SE, Mercer Island, Washington, beneficially held, in aggregate, 53.16% of the Fund and therefore may be deemed to control the Fund. Peter Jacobs is the control person of the Advisor. Also, as of November 30, 2012, Charles Jacobs located at 321 Woodland Road, Sewickley, Pennsylvania, beneficially held, in aggregate, 40.05% of the Fund and therefore may be deemed to control the Fund.

10.) DISTRIBUTIONS TO SHAREHOLDERS:
There were no distributions paid during the period June 26, 2012 through November 30, 2012.

11.) SUBSEQUENT EVENTS:
Subsequent to November 30, 2012, there was a distribution paid on December 27, 2012 to the shareholders of record on December 26, 2012 of which $0.0415 per share was paid from net investment income and $0.0751 per share was paid from short-term capital gains.

Also, at a board meeting on January 7, 2013, the Board of Trustees approved a request by Jacobs | Broel Asset Management, LLC, the Advisor to the Fund, to reclassify the Fund from a non-diversified fund to a diversified fund. As a result of this classification change, the Fund is limited in the proportion of its assets that may be invested in the securities of a single issuer. In other words, a diversified fund will typically hold a greater number of securities than a non-diversified fund.

2012 Semi-Annual Report 10

ADDITIONAL INFORMATION
November 30, 2012
(Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
On June 15, 2012, the Board of Trustees (the “Board” or the “Trustees”) considered the approval of the Investment Advisory Agreement between the Trust and Jacobs | Broel Asset Management, LLC (“Jacobs | Broel”) with respect to the Fund. The Board discussed the arrangements between Jacobs | Broel and the Trust with respect to the Fund. The Board reflected on its discussions with representatives of the Advisor regarding the proposed Investment Advisory Agreement (the "Advisory Agreement") and the manner in which the Fund was to be managed. Legal counsel referred the Board to the Meeting Materials, which included, among other things, a memorandum from Counsel addressing the duties of Trustees regarding the approval of the proposed Advisory Agreement, a letter dated March 29, 2012 from Counsel to Jacobs | Broel and its respective responses thereto, a copy of its financial statements, a copy of its Form ADV, and a fee comparison analysis of the Fund and comparable mutual funds as of April 30, 2012. Legal counsel reviewed with the Board the memorandum from Counsel and the proposed Advisory Agreement and outlined the various factors the Board should consider in deciding whether to approve the Advisory Agreement.

In deciding whether to approve the Advisory Agreement, the Trustees considered numerous factors, including:

(i) The nature, extent, and quality of the services to be provided by Jacobs | Broel. In this regard, the Board considered the responsibilities of Jacobs | Broel under the Advisory Agreement. The Board reviewed the services to be provided by Jacobs | Broel to the prospective Fund including, without limitation, the procedures for formulating investment recommendations and assuring compliance with the Fund's investment objectives and limitations; the efforts of Jacobs | Broel during the Fund's start-up phase, its coordination of services for the Fund among the service providers, and the anticipated efforts of Jacobs | Broel to promote the Fund and grow assets. The Board considered: Jacobs | Broel's staffing, personnel, and methods of operating; the education and experience of its personnel; and its compliance programs, policies, and procedures. After reviewing the foregoing and further information from Jacobs | Broel, the Board concluded that the quality, extent, and nature of the services to be provided by Jacobs | Broel was satisfactory and adequate for the Fund.

(ii) Investment Performance of the Fund and Jacobs | Broel. The Board noted that the Fund had not commenced operations and thus did not have investment performance information to review. The Board reviewed the investment performance of the composite portfolio provided by Jacobs | Broel and discussed performance return information for similar funds for the one year, three year, and five year periods ended April 30, 2012 in the Board Materials.

(iii) The costs of the services to be provided and profits to be realized by Jacobs | Broel from the relationship with the Fund. In this regard, the Board considered: the financial condition of Jacobs | Broel and the level of commitment to the Fund by Jacobs | Broel's principals; Jacobs | Broel's payment of startup costs for the Fund; the projected asset levels of the Fund; and the overall anticipated expenses of the Fund, including the expected nature and frequency of advisory fee payments. The Board also considered potential benefits for Jacobs | Broel in managing the Fund. The Board compared the expected fees and expenses of the Fund (including the advisory fee) to other funds comparable to it in terms of the type of fund, the style of investment management, the anticipated size of fund and the nature of the investment strategy and markets invested in, among other factors. The Board noted that the advisory fee payable to Jacobs | Broel under the proposed Investment Advisory Agreement, was in the mid-range of the peer category. Based on estimated asset levels for the Fund, the Board observed that any anticipated profits to Jacobs | Broel were reasonable. The Board also determined that these advisory fees were within an acceptable range in light of the services to be rendered by Jacobs | Broel. The Board also considered that the Fund's anticipated expense ratio was generally comparable to those of similar funds. In light of the obligation of Jacobs | Broel to assume most of the operational expenses of the Fund, the Board also determined that the overall fee arrangements for Jacobs | Broel with respect to the Fund were fair and reasonable. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to Jacobs | Broel were fair and reasonable.

2012 Semi-Annual Report 11

Additional Information (Unaudited) - continued

(iv) The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund's investors. In this regard, the Board considered the Fund's fee arrangements with Jacobs | Broel. The Board noted that the advisory fee would stay the same as asset levels increased, although it noted that under a Services Agreement, Jacobs | Broel was obligated to pay certain of the Fund's operating expenses which had the effect of limiting the overall fees paid by the Fund. Following further discussion of the Fund's projected asset levels, expectations for growth, and levels of fees, the Board determined that the Fund's fee arrangement with Jacobs | Broel was fair and reasonable and reasonable in relation to the nature and quality of the services to be provided by Jacobs | Broel.

(v) Possible conflicts of interest. In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund; the method for bunching of portfolio securities transactions; the substance and administration of Jacobs | Broel's Code of Ethics and other relevant policies described in Jacobs | Broel's Form ADV. Following further consideration and discussion, the Board indicated that Jacobs | Broel's standards and practices relating to the identification and mitigation of potential conflicts of interest were satisfactory.

Next, the Independent Trustees met in executive session with Counsel to discuss the approval of the Advisory Agreement. The officers of the Trust were excused during this discussion. Upon reconvening, it was the Board’s consensus (including a majority of the independent Trustees) that the fees to be paid to the Advisor, pursuant to the Advisory Agreement, were reasonable, and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, including such services to be rendered and such other matters as the Board has considered to be relevant in the exercise of its business judgment.

2012 Semi-Annual Report 12

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2012 Semi-Annual Report 13

Board of Trustees
Thomas H. Addis III
Allen C. Brown
George Cossolias, CPA
Jeffrey R. Provence
Ross C. Provence

Investment Advisor
Jacobs | Broel Asset Management, LLC

Legal Counsel
The Law Offices of John H. Lively & Associates, Inc.
A member of The 1940 Act Law GroupTM

Custodian
US Bank N.A.

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC

Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.

Distributor
Rafferty Capital Markets, LLC

This report is provided for the general information of the shareholders of the Jacobs |
Broel Value Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Jacobs | Broel Value Fund 205 108th Avenue, NE, Suite 570 Bellevue, Washington 98004

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PFS Funds

By: /s/Ross C. Provence Ross C. Provence President

Date: 2/4/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Ross C. Provence Ross C. Provence President

Date: 2/4/13

By: /s/Jeffrey R. Provence Jeffrey R. Provence Chief Financial Officer

Date: 2/4/13